Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 293	$ 245	$ 230
Depreciation of property, plant and equipment, right-of-use assets and amortization of intangible assets	108	118	119
Other	117	133	79
Total	518	496	428
Staff, maintenance, and utility costs	$ 42	$ 31	$ 25